SCHEDULE OF DEPOSITS AND PREPAYMENT (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Deposits And Prepayment
Prepaid insurance costs	$ 4,366	$ 10,899
Prepaid costs for proposed financing transactions	932,469
Prepaid air freight charges	128,205
Total prepayment	1,065,040	10,899
Rental and other deposits	7,308	6,667
Total deposits and prepayment – current	1,072,348	17,566
Prepaid system development costs	100,000
Prepaid equipment costs	362,974
Total prepayment	462,974
Rental and other deposits	320,513	320,513
Total deposits and prepayment – non-current	$ 783,487	$ 320,513